Document and Entity Information	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38523
Entity Registrant Name	CHARAH SOLUTIONS, INC.
Entity Central Index Key	0001730346
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4228671
Entity Address, Address Line One	12601 Plantside Drive
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	245-1353
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false